Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jan. 30, 2024	Jan. 23, 2024
C000247204
Account Value [Line Items]
Account Value	$ 10,606	$ 10,688	$ 10,278	$ 10,268	$ 10,612	$ 10,754	$ 10,654	$ 10,383	$ 9,960	$ 10,130		$ 10,000
C000247205
Account Value [Line Items]
Account Value	10,612	10,693	10,286	10,275	10,619	10,764	10,663	10,383	9,960	10,130		10,000
C000247206
Account Value [Line Items]
Account Value	10,760	11,020	10,970	11,110	10,320	10,520	10,050	10,750	10,300	9,790	$ 10,000
C000247207
Account Value [Line Items]
Account Value	10,760	11,010	10,970	11,110	10,320	10,530	10,050	10,750	10,300	9,790	10,000
Harbor Index: S&P 500 Index(GZ5K Only)
Account Value [Line Items]
Account Value	11,853	11,962	11,712	11,434	11,297	10,905	10,390	10,833	10,495	9,963		10,000
Harbor Index: S&P 500 Index(GZ5K Only)
Account Value [Line Items]
Account Value	11,853	11,962	11,712	11,434	11,297	10,905	10,390	10,833	10,495	9,963		10,000
Harbor Index: S&P 500 Index(GZ5Q Only)
Account Value [Line Items]
Account Value	11,706	11,813	11,566	11,292	11,156	10,770	10,261	10,698	10,365	9,839	10,000
Harbor Index: S&P 500 Index(GZ5Q Only)
Account Value [Line Items]
Account Value	11,706	11,813	11,566	11,292	11,156	10,770	10,261	10,698	10,365	9,839	10,000
Harbor Index: Bloomberg Commodity Index
Account Value [Line Items]
Account Value	10,462	10,659	10,165	10,160	10,588	10,753	10,567	10,291	9,961	10,110		10,000
Harbor Index: Bloomberg Commodity Index
Account Value [Line Items]
Account Value	10,462	10,659	10,165	10,160	10,588	10,753	10,567	10,291	9,961	10,110		$ 10,000
Harbor Index: Russell 2000® Index (GZ5Q Only)
Account Value [Line Items]
Account Value	11,120	11,283	11,205	11,375	10,326	10,422	9,924	10,676	10,307	9,755	10,000
Harbor Index: Russell 2000® Index (GZ5Q Only)
Account Value [Line Items]
Account Value	$ 11,120	$ 11,283	$ 11,205	$ 11,375	$ 10,326	$ 10,422	$ 9,924	$ 10,676	$ 10,307	$ 9,755	$ 10,000